UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Longbow Capital Partners, L.P.
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Address:    598 Madison Avenue
           --------------------------------------------------
            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11083
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas M. Fitzgerald III
           --------------------------------------------------
Title:       Managing Member
           --------------------------------------------------
Phone:       (212) 245-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Thomas M. Fitzgerald III       New York, New York       February 16, 2010
-----------------------------      -------------------      -----------------
         [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          33
                                               -------------

Form 13F Information Table Value Total:         $337,322
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                 13F File Number                 Name

NONE

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                                                      FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4      COLUMN 5    COLUMN 6   COLUMN 7      COLUMN 8
                                                                           SHRS OR SH/  PUT/  INVESTMENT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    VALUE(x$1000) PRN AMT PRN  CALL  DISCRETION MANAGERS  SOLE  SHARED NONE

ADA ES INC                     COM               005208103      1,468    240,691 SH         SOLE                   240,691
AGL RES INC                    COM               001204106      9,323    255,648 SH         SOLE                   255,648
ALLIANT ENERGY CORP            COM               018802108     26,696    882,217 SH         SOLE                   882,217
AMERICAN WTR WKS CO INC NEW    COM               030420103     14,277    637,100 SH         SOLE                   637,100
BUCYRUS INTL INC NEW           COM               118759109      7,178    127,345 SH         SOLE                   127,345
CANADIAN PAC RY LTD            COM               13645T100      5,292     98,000 SH         SOLE                    98,000
CENTRAL VT PUB SVC CORP        COM               155771108      1,986     95,500 SH         SOLE                    95,500
CENTURY ALUM CO                COM               156431108      3,294    203,475 SH         SOLE                   203,475
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH   167250109      5,289    261,556 SH         SOLE                   261,556
CLIFFS NATURAL RESOURCES INC   COM               18683K101      4,624    100,315 SH         SOLE                   100,315
CMS ENERGY CORP                COM               125896100     16,402  1,047,404 SH         SOLE                 1,047,404
CONSTELLATION ENERGY GROUP I   COM               210371100     35,402  1,006,588 SH         SOLE                 1,006,588
CSX CORP                       COM               126408103      3,067     63,249 SH         SOLE                    63,249
ENTERGY CORP NEW               COM               29364G103     25,389    310,227 SH         SOLE                   310,227
GREAT PLAINS ENERGY INC        UNIT 06/15/2042   391164803     15,510    235,000 SH         SOLE                   235,000
HAWAIIAN ELEC INDUSTRIES       COM               419870100      7,248    346,773 SH         SOLE                   346,773
HEADWATERS INC                 COM               42210P102      1,534    235,343 SH         SOLE                   235,343
INSITUFORM TECHNOLOGIES INC    CL A              457667103      8,503    374,237 SH         SOLE                   374,237
ITC HLDGS CORP                 COM               465685105     26,735    513,237 SH         SOLE                   513,237
LACLEDE GROUP INC              COM               505597104      5,786    171,335 SH         SOLE                   171,335
MYR GROUP INC DEL              COM               55405W104      2,854    157,920 SH         SOLE                   157,920
NATIONAL FUEL GAS CO N J       COM               636180101     14,111    282,221 SH         SOLE                   282,221
OGE ENERGY CORP                COM               670837103     17,396    471,571 SH         SOLE                   471,571
PEABODY ENERGY CORP            COM               704549104      2,075     45,895 SH         SOLE                    45,895
PUBLIC SVC ENTERPRISE GROUP    COM               744573106      9,480    285,112 SH         SOLE                   285,112
QUANTA SVCS INC                COM               74762E102      4,494    215,635 SH         SOLE                   215,635
SCANA CORP NEW                 COM               80589M102     11,863    314,827 SH         SOLE                   314,827
THOMPSON CREEK METALS CO INC   COM               884768102      1,411    120,400 SH         SOLE                   120,400
UGI CORP NEW                   COM               902681105     20,522    848,371 SH         SOLE                   848,371
UNION PAC CORP                 COM               907818108      5,159     80,736 SH         SOLE                    80,736
URS CORP NEW                   COM               903236107      5,424    121,839 SH         SOLE                   121,839
WALTER ENERGY INC              COM               93317Q105      2,573     34,172 SH         SOLE                    34,172
WISCONSIN ENERGY CORP          COM               976657106     14,957    300,168 SH         SOLE                   300,168

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